IVY FUNDS, INC.

6300 LAMAR AVENUE

P. O. BOX 29217

SHAWNEE MISSION, KANSAS 66201-9217

January 29, 2010

Securities and Exchange Commission

100 F Street NE

Washington DC 20549

Re:	Ivy Funds, Inc. (Registrant)
File Nos. 811-6569 and 33-45961/CIK #883622

On behalf of Ivy Funds, Inc. (the “Registrant”), we are hereby transmitting for filing through EDGAR Post-Effective Amendment No. 65 (the “Amendment”) to the Registration Statement under the Securities Act of 1933 (the “1933 Act”) and Amendment No. 65 of the Investment Company Act of 1940 (the “1940 Act”) for the above-referenced Registrant. This transmission contains a conformed signature page and a conformed opinion of counsel. The manually signed originals of these documents are maintained at the offices of the Registrant.

This filing is being made pursuant to paragraph (a) of Rule 485 for the purpose of complying with the recently adopted “summary prospectus” rule and amendments to Form N-1A, as well as to register twenty (20) new series of the Registrant (the “New Series”) pursuant to a domicile reorganization (the “Reorganization”), as described below.

Eighteen of the New Series, correspond to currently existing funds of Ivy Funds, a Massachusetts business trust (the “MBT”), which along with the current series of the Registrant, comprise the Ivy Family of Funds. Each of the Registrant and the MBT sent notice to its shareholders of a Meeting called for the purpose of asking shareholders to vote on the Reorganization of each of the then existing series of Registrant and MBT into a single operating entity, organized as a Delaware statutory trust, named Ivy Funds (the “Delaware Trust”). A definitive filing of a proxy statement describing the Reorganization and other matters was filed by the Registrant and the MBT with the Securities and Exchange Commission on November 18, 2008, and then mailed to shareholders shortly thereafter. Shareholders of the Registrant and the MBT recently approved the Reorganization, which is expected to be consummated on or about the effective date of this Amendment. At that time, the Delaware Trust will succeed to the Registrant's Registration Statement, including all the New Series. 1

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The Registrant originally had sought to establish those eighteen New Series in Post-Effective Amendment No. 39 to the Registrant's Registration Statement (which is Amendment No. 39 under the 1940 Act) on November 17, 2008, which was filed exclusively to establish these series of the Registrant pending completion of the Reorganization; however, that filing recently was withdrawn pursuant to Rule 477 under the 1933 Act. Prior to the withdrawal of that post-effective amendment, but after the Reorganization was presented to the shareholders of the Registrant and MBT, MBT amended its Registration Statement to add an additional New Series Ivy Micro Cap Growth Fund (“MCG”) with the initial shareholder of MCG approving the Reorganization. Accordingly, it is contemplated that MCG likewise will merge into the Delaware Trust as part of the Reorganization and therefore needs to be established as a series of the Registrant. The Post-Effective Amendment to the Registration Statement of MBT establishing MCG became effective on January 2, 2009. Accordingly, the SEC staff has previously reviewed MCG, and there have been no material changes to MCG since it commenced operations in January 2009.

Finally, this Amendment is also being filed to form one additional New Series of the Registrant, Ivy Asset Strategy New Opportunities Fund.

REQUEST FOR ACCELERATION. Pursuant to the Securities and Exchange Commission’s authority under Rule 461(a) and Rule 485(a)(3) of the General Rules and Regulations under the 1933 Act, we have attached as a separate letter from Ivy Funds Distributor, Inc., the Registrant’s principal underwriter, a request that the effectiveness of the Registration Statement with respect to each New Series. The staff has previously reviewed the disclosure contained in Amendment No. 39 to the Registrant’s Registration Statement and likewise has previously reviewed the disclosure contained in the post-effective amendment to the MBT’s registration statement to form the MCG. Although Ivy Asset Strategy New Opportunities Fund is a completely new series that has not yet been reviewed by the SEC staff, that series is similar to an existing series of the Registrant, Ivy Asset Strategy Fund. The Registrant acceleration request is in the best interests of shareholders because the granting of that request will allow the printing of a single statutory prospectus, which will save unnecessary printing costs and allow for a uniform presentation of the Ivy Family of Funds.

If you have any questions or comments concerning the foregoing, please contact me at 913-236-1923.

Very truly yours,

/s/ Kristen A. Richards
Kristen A. Richards
Vice President, Associate General Counsel and Assistant Secretary